Accounts Receivable	6 Months Ended
Jun. 30, 2024
Accounts Receivable
Accounts Receivable

5.Accounts Receivable

	As of December 31,	As of June 30,
	2023	2024	2024
	RMB	RMB	US$
Accounts receivable	482,365	449,478	61,850
Less: allowance for doubtful accounts	(6,373)	(6,373)	(877)
Accounts receivable, net	475,992	443,105	60,973

The following table presents the movement in the allowance for doubtful accounts:

	As of December 31,	As of June 30,
	2023	2024	2024
	RMB	RMB	US$
Balance at beginning of year	(7,131)	(6,373)	(877)
Reversals	758	—	—
Balance at end of year	(6,373)	(6,373)	(877)

Substantially all of the Company’s accounts receivable as of December 31, 2023 and June 30, 2024 are aged within 90 days.